Segment reporting, Information about major customers (Details) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2022 USD ($) Vessel	Sep. 30, 2021 USD ($)
Information about Major Customers [Abstract]
Number of vessels in operation | Vessel			23
Shipping revenues	$ 108,227	$ 59,095	$ 283,860	$ 212,018
Time Charters [Member]
Information about Major Customers [Abstract]
Number of vessels in operation | Vessel			6
Spot Market [Member]
Information about Major Customers [Abstract]
Number of vessels in operation | Vessel			17
Major Customer [Member]
Information about Major Customers [Abstract]
Shipping revenues	$ 54,600	$ 34,300	$ 141,100	$ 109,700
Percentage of total revenue	50.00%	56.00%	50.00%	52.00%
Customer One [Member]
Information about Major Customers [Abstract]
Shipping revenues	$ 13,500	$ 7,700	$ 42,400	$ 24,600
Customer Two [Member]
Information about Major Customers [Abstract]
Shipping revenues	12,800	7,700	39,000	24,500
Customer Three [Member]
Information about Major Customers [Abstract]
Shipping revenues	10,900	7,500	23,500	24,200
Customer Four [Member]
Information about Major Customers [Abstract]
Shipping revenues	10,900	5,700	19,100	19,800
Customer Five [Member]
Information about Major Customers [Abstract]
Shipping revenues	$ 6,500	$ 5,700	$ 17,100	$ 16,600